Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets:
Allowance For Doubtful Receivables and Sales Returns		$ 3,108	$ 3,615
Allowance For Doubtful Accounts Receivable And Sales Returns Current	$ 2,972
Shareholders' Equity:
Preferred Stock, par value (in dollars per share)	$ 0.02	$ 0.02	$ 0.02
Preferred Stock, authorized (in shares)	1,000,000	1,000,000	1,000,000
Preferred Stock, issued (in shares)	0	0	0
Preferred Stock, outstanding (in shares)	0	0	0
Common Stock, par value (in dollars per share)	$ 0.375	$ 0.375	$ 0.375
Common Stock, authorized (in shares)	60,000,000	60,000,000	60,000,000
Common Stock, issued (in shares)	17,840,854	17,688,350	17,744,381
Common Stock, outstanding (in shares)	17,840,854	17,688,350	17,744,381